Expense Example (Invesco Van Kampen Comstock Fund, USD $)	12 Months Ended
May 02, 2011
Class A, Invesco Van Kampen Comstock Fund
Example.
Expense Example, By Year, Column [Text]	Class A
1 Year	$ 633
3 Years	809
5 Years	1,001
10 Years	1,552
Class B, Invesco Van Kampen Comstock Fund
Example.
Expense Example, By Year, Column [Text]	Class B
1 Year	588
3 Years	574
5 Years	677
10 Years	1,061
Class C, Invesco Van Kampen Comstock Fund
Example.
Expense Example, By Year, Column [Text]	Class C
1 Year	264
3 Years	508
5 Years	876
10 Years	1,911
Class R, Invesco Van Kampen Comstock Fund
Example.
Expense Example, By Year, Column [Text]	Class R
1 Year	113
3 Years	353
5 Years	612
10 Years	1,352
Class Y, Invesco Van Kampen Comstock Fund
Example.
Expense Example, By Year, Column [Text]	Class Y
1 Year	62
3 Years	195
5 Years	340
10 Years	$ 762